Commitments and Contingencies - Turkcell - Additional Information (Detail) - Turkcell [member] $ in Thousands	Apr. 27, 1998 USD ($)
Disclosure of commitments and contingencies [Line Items]
License agreement term	25 years
License fee	$ 500,000